Property, Plant And Equipment	12 Months Ended
Dec. 31, 2013
Property, Plant And Equipment
Property, Plant And Equipment

NOTE 6. PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment is summarized as follows at December 31:

	Lives (years)	2013	2012
Land	-	$1,523	$1,689
Buildings and improvements	10-44	31,485	28,939
Central office equipment[1]	3-10	86,370	86,185
Cable, wiring and conduit	15-50	76,107	80,338
Other equipment	3-15	67,887	61,387
Software	3	8,150	7,957
Under construction	-	3,276	4,412
		274,798	270,907
Accumulated depreciation and amortization		163,830	161,140
Property, plant and equipment - net		$110,968	$109,767
[1]	Includes certain network software.

Our depreciation expense was $17,722 in 2013, $16,933 in 2012 and $16,368 in 2011. Depreciation expense included amortization of software totaling $2,142 in 2013, $2,130 in 2012 and $2,243 in 2011.

Certain facilities and equipment used in operations are leased under operating or capital leases. Rental expenses under operating leases were $3,683 for 2013, $3,507 for 2012, and $3,414 for 2011. At December 31, 2013, the future minimum rental payments under noncancelable operating leases for the years 2014 through 2018 were $3,003, $2,857, $2,694, $2,458, and $2,233, with $11,707 due thereafter. Certain real estate operating leases contain renewal options that may be exercised. Capital leases are not significant.